Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		1/1/2019
	Collection Period Ending Date		1/31/2019
	Collection Period		27
	Payment Date		2/15/2019

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.354959	$159,731,578.42	$25,663,750.95	$134,067,827.47
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$474,731,578.42	$25,663,750.95	$449,067,827.47
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$482,231,578.42	$25,663,750.95	$456,567,827.47
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$159,731,578.42	$211,644.34
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$474,731,578.42	$747,538.09
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,963,009.11
(21)	Principal Collections		$16,398,348.44
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$8,790,975.18
(24)	Liquidation Proceeds		$206,091.69
(25)	Recoveries		$87,627.61
(26)	Investment Earnings		$—
(27)	Total Collections		$27,446,052.03
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$27,446,052.03
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$401,859.65	$401,859.65	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$211,644.34	$211,644.34	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$2,413,750.95	$2,413,750.95	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$632,903.34	$632,903.34	$—
			$27,446,052.03	$27,446,052.03
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$2,413,750.95
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$25,663,750.95
	4. POOL INFORMATION
(53)	Pool Balance		$456,567,827
(54)	Number of Receivables Outstanding		46,134
(55)	Weighted Average Contract Rate		4.74%
(56)	Weighted Average Maturity		34.49
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$42,762.54
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(42,762.54)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$268,204.70	69	$3,887.02
(74)	Recoveries for Collection Period		$87,627.61	99	$885.13
(75)	Net Losses/(Recoveries) for Collection Period		$180,577.09
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$6,976,614.47
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.46511%

		1/31/2019	12/31/2018	11/30/2018	10/31/2018
(79)	Pool Balance at end of collection period	$456,567,827	$482,231,578	$508,136,069	$534,804,679
(80)	Number of receivables outstanding	46,134	47,603	49,053	50,556

(81)	Average month end Pool Balance	$469,399,703	$495,183,824	$521,470,374	$549,747,404
(82)	Realized Losses for Collection Period	$268,205	$284,196	$348,086	$269,896
(83)	Recoveries for Collection Period	$87,628	$114,236	$132,046	$81,886
(84)	Net Losses/(Recoveries) for Collection Period	$180,577	$169,960	$216,041	$188,010
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.686%	0.689%	0.801%	0.589%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.462%	0.412%	0.497%	0.410%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.445%

		1/31/2019	12/31/2018	11/30/2018	10/31/2018
(88)	Receivables 31-59 Days Delinquent	$5,323,136.93	$5,374,348.48	$5,540,814.37	$5,299,056.07
(89)	$ As % of Ending Pool Balance	1.166%	1.114%	1.090%	0.991%
(90)	# of Receivables	468	478	466	451
(91)	# As % of Ending Pool # of Receivables	1.014%	1.004%	0.950%	0.892%
(92)	Receivables 60-89 Days Delinquent	$946,021.45	$1,313,198.10	$1,109,543.02	$1,080,612.05
(93)	$ As % of Ending Pool Balance	0.207%	0.272%	0.218%	0.202%
(94)	# of Receivables	107	121	106	98
(95)	# As % of Ending Pool # of Receivables	0.232%	0.254%	0.216%	0.194%
(96)	Receivables 90 - 119 Days Delinquent	$498,946.86	$526,028.65	$399,165.24	$441,947.12
(97)	$ As % of Ending Pool Balance	0.109%	0.109%	0.079%	0.083%
(98)	# of Receivables	47	54	44	40
(99)	# As % of Ending Pool # of Receivables	0.102%	0.113%	0.090%	0.079%
(100)	Receivables 120+ Days Delinquent	$286,962.62	$202,691.34	$225,661.92	$280,705.49
(101)	$ As % of Ending Pool Balance	0.063%	0.042%	0.044%	0.052%
(102)	# of Receivables	27	25	19	23
(103)	# As % of Ending Pool # of Receivables	0.059%	0.053%	0.039%	0.045%
(104)	Total Delinquencies	$7,055,067.86	$7,416,266.57	$7,275,184.55	$7,102,320.73
(105)	$ As % of Ending Pool Balance	1.545%	1.538%	1.432%	1.328%
(106)	# of Receivables	649	678	635	612
(107)	# As % of Ending Pool # of Receivables	1.407%	1.424%	1.295%	1.211%
(108)	Receivables 60+ Days Delinquent	$1,731,930.93	$2,041,918.09	$1,734,370.18	$1,803,264.66
(109)	$ As % of Ending Pool Balance	0.379%	0.423%	0.341%	0.337%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$388,675.43	$402,141.14	$322,699.25	$640,211.70
(112)	# of Receivables	40	36	35	55

Name: Kim Taylor
Title: Senior Vice President
February 8, 2019